S-K 1602(c) Dilution - USD ($)		3 Months Ended
	Jul. 18, 2025	Mar. 31, 2025
Net Tangible Book Value Per Share [Line Items]
SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per ordinary share, assuming no value is attributed to the rights included in the units we are offering pursuant to this prospectus or the private units, and the pro forma net tangible book value per ordinary share after this offering constitutes the dilution to investors in this offering. Such calculation does not reflect any dilution associated with the sale and conversion of rights, including the private rights, which would cause the actual dilution to the public shareholders to be higher. Net tangible book value (NTBV) per share is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of ordinary shares which may be redeemed for cash), by the number of issued and outstanding ordinary shares.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private units, as further described in this prospectus and (iv) no value is attributed to the rights, and (B) assume the issuance of 50,000,000 ordinary shares (or 57,500,000 ordinary shares if the over-allotment option is exercised in full), 14,375,000 founder shares (up to 1,875,000 of which are assumed to be surrendered and forfeited in the scenario in which the over-allotment option is not exercised in full) and 1,200,000 private shares regardless of whether the over-allotment option is exercised. Such calculations do not reflect any dilution associated with the conversion of rights as the rights are only convertible upon the consummation of our initial business combination.

Registered Offering Price per Share (in Dollars per share)		$ 10
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		57,500,000
No Exercise of Over-allotment Option [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)		(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		7.58
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)		2.42
No Exercise of Over-allotment Option [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)		(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		6.99
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)		3.01
No Exercise of Over-allotment Option [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)		(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		6.02
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)		3.98
No Exercise of Over-allotment Option [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)		(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		4.12
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)		5.88
No Exercise of Over-allotment Option [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)		(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		(1.24)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)		11.24
No Exercise of Over-allotment Option [Member] | Private Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		7.6
No Exercise of Over-allotment Option [Member] | Private Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		7.01
No Exercise of Over-allotment Option [Member] | Private Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		6.04
No Exercise of Over-allotment Option [Member] | Private Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		4.14
No Exercise of Over-allotment Option [Member] | Private Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		(1.22)
Full Exercise of Over-allotment Option [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)		(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		7.59
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)		2.41
Full Exercise of Over-allotment Option [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)		(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		7
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)		3
Full Exercise of Over-allotment Option [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)		(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		6.02
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)		3.98
Full Exercise of Over-allotment Option [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)		(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		4.11
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)		5.89
Full Exercise of Over-allotment Option [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)		(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		(1.32)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)		11.32
Full Exercise of Over-allotment Option [Member] | Private Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		7.61
Full Exercise of Over-allotment Option [Member] | Private Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		7.02
Full Exercise of Over-allotment Option [Member] | Private Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		6.04
Full Exercise of Over-allotment Option [Member] | Private Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		4.13
Full Exercise of Over-allotment Option [Member] | Private Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		$ (1.3)
Without Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value		$ (269,570)
Net Tangible Book Value Adjusted		$ 482,960,954
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		14,375,000
Number of Shares Used Adjustment (in Shares)		(1,875,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		63,700,000
Without Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value		$ (269,570)
Net Tangible Book Value Adjusted		$ 357,960,954
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		14,375,000
Number of Shares Used Adjustment (in Shares)		(1,875,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		51,200,000
Without Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value		$ (269,570)
Net Tangible Book Value Adjusted		$ 232,960,954
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		14,375,000
Number of Shares Used Adjustment (in Shares)		(1,875,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		38,700,000
Without Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value		$ (269,570)
Net Tangible Book Value Adjusted		$ 107,960,954
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		14,375,000
Number of Shares Used Adjustment (in Shares)		(1,875,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		26,200,000
Without Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value		$ (269,570)
Net Tangible Book Value Adjusted		$ (17,039,046)
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		14,375,000
Number of Shares Used Adjustment (in Shares)		(1,875,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		13,700,000
Without Over-Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		$ 501,250,000
Without Over-Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		501,250,000
Without Over-Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		501,250,000
Without Over-Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		501,250,000
Without Over-Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		501,250,000
Without Over-Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		93,524
Without Over-Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		93,524
Without Over-Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		93,524
Without Over-Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		93,524
Without Over-Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		93,524
Without Over-Allotment [Member] | Deferred Underwriting Commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(17,500,000)
Without Over-Allotment [Member] | Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(17,500,000)
Without Over-Allotment [Member] | Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(17,500,000)
Without Over-Allotment [Member] | Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(17,500,000)
Without Over-Allotment [Member] | Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(17,500,000)
Without Over-Allotment [Member] | Over-allotment Liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(613,000)
Without Over-Allotment [Member] | Over-allotment Liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(613,000)
Without Over-Allotment [Member] | Over-allotment Liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(613,000)
Without Over-Allotment [Member] | Over-allotment Liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(613,000)
Without Over-Allotment [Member] | Over-allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(613,000)
Without Over-Allotment [Member] | Amounts Paid for Redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Without Over-Allotment [Member] | Amounts Paid for Redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(125,000,000)
Without Over-Allotment [Member] | Amounts Paid for Redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(250,000,000)
Without Over-Allotment [Member] | Amounts Paid for Redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(375,000,000)
Without Over-Allotment [Member] | Amounts Paid for Redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		$ (500,000,000)
Without Over-Allotment [Member] | Ordinary shares offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		50,000,000
Without Over-Allotment [Member] | Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		50,000,000
Without Over-Allotment [Member] | Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		50,000,000
Without Over-Allotment [Member] | Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		50,000,000
Without Over-Allotment [Member] | Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		50,000,000
Without Over-Allotment [Member] | Private placement shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		1,200,000
Without Over-Allotment [Member] | Private placement shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		1,200,000
Without Over-Allotment [Member] | Private placement shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		1,200,000
Without Over-Allotment [Member] | Private placement shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		1,200,000
Without Over-Allotment [Member] | Private placement shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		1,200,000
Without Over-Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(12,500,000)
Without Over-Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(25,000,000)
Without Over-Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(37,500,000)
Without Over-Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(50,000,000)
With Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value		$ (269,570)
Net Tangible Book Value Adjusted		$ 554,448,954
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		14,375,000
Number of Shares Used Adjustment (in Shares)
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		73,075,000
With Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value		$ (269,570)
Net Tangible Book Value Adjusted		$ 410,698,954
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		14,375,000
Number of Shares Used Adjustment (in Shares)
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		58,700,000
With Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value		$ (269,570)
Net Tangible Book Value Adjusted		$ 266,948,954
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		14,375,000
Number of Shares Used Adjustment (in Shares)
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		44,325,000
With Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value		$ (269,570)
Net Tangible Book Value Adjusted		$ 123,198,954
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		14,375,000
Number of Shares Used Adjustment (in Shares)
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		29,950,000
With Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value		$ (269,570)
Net Tangible Book Value Adjusted		$ (20,551,046)
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		14,375,000
Number of Shares Used Adjustment (in Shares)
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		15,575,000
With Over-Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		$ 576,250,000
With Over-Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		576,250,000
With Over-Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		576,250,000
With Over-Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		576,250,000
With Over-Allotment [Member] | Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		576,250,000
With Over-Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		93,524
With Over-Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		93,524
With Over-Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		93,524
With Over-Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		93,524
With Over-Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		93,524
With Over-Allotment [Member] | Deferred Underwriting Commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(21,625,000)
With Over-Allotment [Member] | Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(21,625,000)
With Over-Allotment [Member] | Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(21,625,000)
With Over-Allotment [Member] | Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(21,625,000)
With Over-Allotment [Member] | Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(21,625,000)
With Over-Allotment [Member] | Over-allotment Liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Over-allotment Liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Over-allotment Liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Over-allotment Liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Over-allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Amounts Paid for Redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over-Allotment [Member] | Amounts Paid for Redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(143,750,000)
With Over-Allotment [Member] | Amounts Paid for Redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(287,500,000)
With Over-Allotment [Member] | Amounts Paid for Redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(431,250,000)
With Over-Allotment [Member] | Amounts Paid for Redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		$ (575,000,000)
With Over-Allotment [Member] | Ordinary shares offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		57,500,000
With Over-Allotment [Member] | Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		57,500,000
With Over-Allotment [Member] | Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		57,500,000
With Over-Allotment [Member] | Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		57,500,000
With Over-Allotment [Member] | Private placement shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		1,200,000
With Over-Allotment [Member] | Private placement shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		1,200,000
With Over-Allotment [Member] | Private placement shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		1,200,000
With Over-Allotment [Member] | Private placement shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		1,200,000
With Over-Allotment [Member] | Private placement shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		1,200,000
With Over-Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(14,375,000)
With Over-Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(28,750,000)
With Over-Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(43,125,000)
With Over-Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(57,500,000)